Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The American Funds Income Series
Entity Central Index Key	0000770161
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
U.S. Government Securities Fund® - Class A
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class A
Trading Symbol	AMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of f
un
d performance
The fund’s Class A shares gained 3.54% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Aver
age
annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class A (with sales charge) *	(0.31) %	(1.43) %	0.97%
U.S. Government Securities Fund — Class A (without sales charge) *	3.54%	(0.68) %	1.36%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not re flec t the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class C
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class C
Trading Symbol	UGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.38%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 2.78% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields cli mbe
d to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class C (with sales charge) *	1.79%	(1.40) %	0.76%
U.S. Government Securities Fund — Class C (without sales charge) *	2.78%	(1.40) %	0.76%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class T
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class T
Trading Symbol	TUSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 3.81% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class T (with sales charge) 2	1.23%	(0.89) %	1.36%
U.S. Government Securities Fund — Class T (without sales charge) 2	3.81%	(0.39) %	1.66%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(1.02) %	1.24%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect app licab
le fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-1
Trading Symbol	UGSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 3.50% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-1 *	3.50%	(0.70) %	1.35%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-2
Trading Symbol	GVTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 3.75% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-2 *	3.75%	(0.39) %	1.64%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-3
Trading Symbol	USGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 3.87% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class F-3 2	3.87%	(0.28) %	1.83%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.76%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(1.02) %	1.30%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-A
Trading Symbol	CGTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 3.54% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-A (with sales charge) *	(0.08) %	(1.39) %	0.98%
U.S. Government Securities Fund — Class 529-A (without sales charge) *	3.54%	(0.68) %	1.34%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-C
Trading Symbol	CGTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 145	1.43%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 2.65% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-C (with sales charge) *	1.65%	(1.45) %	0.96%
U.S. Government Securities Fund — Class 529-C (without sales charge) *	2.65%	(1.45) %	0.96%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-E
Trading Symbol	CGTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 3.23% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-E *	3.23%	(0.91) %	1.11%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-T
Trading Symbol	TSUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 3.75% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class 529-T (with sales charge) 2	1.17%	(0.95) %	1.30%
U.S. Government Securities Fund — Class 529-T (without sales charge) 2	3.75%	(0.46) %	1.60%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(1.02) %	1.24%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-F-1
Trading Symbol	CGTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 3.71% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-F-1 *	3.71%	(0.51) %	1.54%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-F-2
Trading Symbol	FSUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 3.74% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
U.S. Government Securities Fund — Class 529-F-2 2	3.74%	(0.37) %
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(0.95) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-F-3
Trading Symbol	FSUUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 3.83% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	Since inception 1
U.S. Government Securities Fund — Class 529-F-3 2	3.83%	(0.30) %
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(0.95) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-1
Trading Symbol	RGVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 135	1.33%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 2.84% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-1 *	2.84%	(1.34) %	0.65%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-2
Trading Symbol	RGVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 134	1.32%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 2.76% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2 *	2.76%	(1.36) %	0.65%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-2E
Trading Symbol	RGEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 3.13% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2E *	3.13%	(1.08) %	0.95%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-3
Trading Symbol	RGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 3.21% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-3 *	3.21%	(0.94) %	1.08%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader
effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-4
Trading Symbol	RGVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 3.51% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-4 *	3.51%	(0.63) %	1.40%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-5E
Trading Symbol	RGVJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 3.80% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class R-5E 2	3.80%	(0.43) %	1.61%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.81%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	2.76%	(1.02) %	1.28%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-5
Trading Symbol	RGVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 3.81% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-5 *	3.81%	(0.35) %	1.70%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-6
Trading Symbol	RGVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 3.96% for the year ended August 31, 2025. That result compares with a 2.76% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest gains despite notable volatility. Treasury yields climbed to near-decade highs, driven by widening federal budget deficits and shifting expectations around Federal Reserve policy. The 10-year U.S. Treasury yield surged following the first rate cut in September, peaking in mid-January. Since March, yields have traded within a narrow range amid persistent inflation concerns and global trade uncertainty. The yield curve also shifted, with the spread between 2- and 10-year Treasury yields steepening over the period. Amid these dynamics, Treasury and agency mortgage-backed bonds delivered solid returns in 2025.
Within the fund, duration and curve positioning contributed positively to relative results, as did selection within agency mortgage-backed securities holdings. Inflation-linked securities were also additive to results relative to the benchmark.
Conversely, exposures taken via interest rate swaps detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-6 *	3.96%	(0.28) %	1.76%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	2.76%	(1.02) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unman age
d, and therefore, has no exp
ens
es. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,433,000,000
Holdings Count | Holding	1,497
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,433
Total number of portfolio holdings	1,497
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate including mortgage dollar roll transactions	309%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismi
sse
d and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered pu blic
accounting firm was approved by the fund’s board of trustees, including a majority of the ind epe
ndent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.